Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income Taxes [Line Items]
pre-tax income		$ 1,796
Current tax expense income and adjustments for current tax of prior periods		1,147	$ 170	$ 172
Income tax provision current		492	$ 276
Income tax return 2012 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value				32
Income tax penalty imposed				$ 32
Income tax return 2011 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value					$ 22
Income tax penalty imposed					$ 22
Income tax return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 75
Additional income tax payable due to assessment		53
Income tax return 2010 to 2014 [Member] | Spanish Tax Authority [Member] | Provision For Income Taxes [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value		117
Income tax provision current		117
Income tax return 2006 to 2009 [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value		503
Income tax return 2006 to 2009 [Member] | Spanish Tax Authority [Member] | Cemex España, S.A. [member]
Disclosure of Income Taxes [Line Items]
Current tax expense income and adjustments for current tax of prior periods		$ 503